Label	Element	Value
New Covenant Balanced Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NEW COVENANT BALANCED GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to produce capital appreciation with less risk than would be present in a portfolio of only common stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the Fund invests primarily in shares of the New Covenant Growth Fund (the "Growth Fund") and the New Covenant Income Fund (the "Income Fund"), with a majority of its assets generally invested in shares of the Growth Fund.

Between 45% and 75% of the Fund's net assets (with a "neutral" position of approximately 60% of the Fund's net assets) are invested in shares of the Growth Fund, with the balance of its net assets invested in shares of the Income Fund or cash or cash equivalents.

The Fund will periodically rebalance its investments in the Growth Fund and the Income Fund, within the limits described above. In implementing this rebalancing strategy, past and anticipated future performance of both the Growth Fund and the Income Fund are taken into account. The allocation of investments made in the Growth Fund and the Income Fund varies in response to market conditions, investment outlooks, and risk/reward characteristics of equity and fixed income securities. Because the Fund is a fund-of-funds, you will indirectly bear your proportionate share of any fees and expenses charged by the Growth Fund and the Income Fund.

The Growth Fund invests in common stocks and other equity securities. The Growth Fund invests primarily in a diversified portfolio of equity securities of U.S. companies that are components of an index that represents broad exposure to the U.S. large cap equity market. The Growth Fund seeks generally to replicate the performance of the index, subject to such variation as may arise as a result of implementation of the Presbyterian Principles discussed below.

The Income Fund invests in corporate bonds. The Income Fund also invests in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (GNMA), which are supported by the full faith and credit of the U.S. Government, and the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC), which are supported by the right of the issuer to borrow from the U.S. Treasury. The Income Fund may also invest, to a lesser extent, in bonds of international corporations or foreign governments. In addition, the Income Fund invests in mortgage-backed and asset-backed securities and may enter into fully-collateralized repurchase agreements. The Income Fund may also invest up to 20% of its net assets in commercial paper and up to 40% of its net assets in fixed income securities of foreign issuers in any country, including developed or emerging markets. The remainder of the Income Fund's assets may be held in cash or cash equivalents.

At least 65% of the Income Fund's net assets will be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, and the Income Fund will attempt to maintain an overall credit quality rating of AA or higher based on ratings assigned by nationally recognized statistical rating organizations, calculated on a weighted basis. The Income Fund may invest in unrated equivalents that may be considered to be investment grade, as determined by the Fund's Sub-Advisers. The Income Fund may invest up to 20% of its net assets in bonds that are rated below investment grade (junk bonds).

The Growth Fund and the Income Fund, in which the Fund invests, seeks to invest consistent with social-witness principles established by the General Assembly of the Presbyterian Church (U.S.A.) (the "Presbyterian Principles"), as reflected in Guidelines put forth by the Committee on Mission Responsibility Through Investing. The Fund seeks to avoid investing in companies involved in tobacco, alcohol and gambling, along with for-profit prisons, and some companies related to weapons production, antipersonnel land mines, handguns and assault weapons. In addition, at times a company involved in serious human rights violations may also be screened out of the Fund. The Fund may also screen companies when deemed appropriate to implement the Presbyterian Principles.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The success of the Fund's investment strategy depends on the allocation of assets among the Growth Fund and the Income Fund and the performance of the Growth Fund and the Income Fund. In managing the Fund, SEI Investments Management Corporation ("SIMC", or "the "Adviser") may be incorrect in assessing market conditions, investment outlooks, and risk/reward characteristics of equity and fixed income securities. In addition, the methodology by which SIMC allocates the Fund's assets among the Growth Fund and the Income Fund may not achieve desired results and may cause the Fund to lose money or underperform other comparable mutual funds. The principal risks of the Fund as a result of its investments in the Growth Fund and the Income Fund are set forth below.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Fixed Income Market Risk — The prices of the Income Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Income Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Social-Witness Principles/Socially Responsible Investing Risk — The Growth Fund and the Income Fund consider social-witness principles and the Sub-Advisers' ESG criteria in their investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with their established social-witness principles and other socially responsible investing principles. This means that the Growth Fund and Income Fund may underperform other similar mutual funds that do not consider social-witness principles and other socially responsible investing principles in their investing.

Asset Allocation Risk — The risk that SIMC's decisions regarding the allocation of Fund assets to the Growth Fund and Income Fund will not anticipate market trends successfully.

Investment Style Risk — The risk that the equity securities in which the Growth Fund invests may underperform other segments of the equity markets or the equity markets as a whole and the risk that the fixed income securities in which the Income Fund invests may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Tracking Error Risk — The risk that the Growth Fund's performance may vary substantially from the performance of the underlying index it tracks as a result of cash flows, fund expenses, imperfect correlation between the Growth Fund's investments and the underlying index's components, implementation of the Presbyterian Principles, and favoring ESG and other factors.

Small Capitalization Risk — Smaller capitalization companies in which the Growth Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Real Estate Investment Trusts (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Derivatives Risk — The Growth Fund's and Income Fund's use of futures, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above. Leverage risk and liquidity risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Income Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund's expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Income Fund whereby a defaulting counterparty could delay or prevent the Income Fund's recovery of collateral.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (commonly referred to as junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as "high yield bonds," but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Growth Fund or the Income Fund would like. The Growth Fund or the Income Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Currency Risk — As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund's investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Opportunity Risk — The Growth Fund and the Income Fund may miss out on an investment opportunity because the assets necessary to take advantage of that opportunity are tied up in other investments.

Leverage Risk — The Growth Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Duration Risk — The longer-term securities in which the Income Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Income Fund to invest the proceeds at generally lower interest rates.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund may be appropriate for investors who prefer a balanced investment program that allocates assets between growth and income portfolios, with an emphasis on growth; can tolerate the level of risk represented by the common stock portion of the portfolio allocation; can tolerate performance that will vary from year to year; and have a longer-term investment horizon.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, just as you could with other investments.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.NewCovenantFunds.com or by calling the Fund toll-free at 877-835-4531.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-835-4531
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.NewCovenantFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 14.51% (06/30/20) Worst Quarter: -12.25% (03/31/20) The Fund's total return (pre-tax) from January 1, 2022 to September 30, 2022 was -19.53%.

Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.53%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.25%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

This table compares the Fund's average annual total returns to those of the Fund's benchmark index, as well as two additional indexes. The additional indexes have been included to provide further comparison to the Fund's overall performance.

New Covenant Balanced Growth Fund | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.30%
New Covenant Balanced Growth Fund | Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.29%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.37%
New Covenant Balanced Growth Fund | Blended 60% Russell 3000 Index/ 40% Bloomberg U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 60% Russell 3000 Index/ 40% Bloomberg U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.79%
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	96
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	300
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	520
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,155
Annual Return 2012	rr_AnnualReturn2012	11.80%
Annual Return 2013	rr_AnnualReturn2013	15.00%
Annual Return 2014	rr_AnnualReturn2014	7.72%
Annual Return 2015	rr_AnnualReturn2015	(0.78%)
Annual Return 2016	rr_AnnualReturn2016	5.87%
Annual Return 2017	rr_AnnualReturn2017	13.47%
Annual Return 2018	rr_AnnualReturn2018	(3.37%)
Annual Return 2019	rr_AnnualReturn2019	20.38%
Annual Return 2020	rr_AnnualReturn2020	15.42%
Annual Return 2021	rr_AnnualReturn2021	13.92%
Label	rr_AverageAnnualReturnLabel	Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.70%
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.29%
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.44%

[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.